Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net income	$ 32,644,969	$ 24,672,899
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	32,644,969	24,672,899
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	$ 32,644,969	$ 24,672,899
Denominator:
Number of shares outstanding, basic	134,617,909	147,035,708
Stock options	859,813	202,442
Weighted average number of RSU Stocks	3,507,210	0
Number of shares outstanding-diluted	138,984,932	147,238,150
Basic earnings per share	$ 0.24	$ 0.17
Diluted earnings per share	$ 0.23	$ 0.17
Employee Stock Option [Member]
Denominator:
Anti-dilutive shares	2,492,520	3,825,428